UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2000
                                                 --------------------

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.):                [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               HANAWALT ASSOCIATES, LLC
                  -----------------------------
Address:            650 Madison Avenue, 25th FL
                  -----------------------------
                    NEW YORK, NY 10022
                  -----------------------------
Form 13F File Number:  28-  6706
                          ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARIETTA GOLDMAN
                  --------------------
Title:              MANAGING DIRECTOR
                  --------------------
Phone:              212-404-4651
                  --------------------

Signature, Place, and Date of Signing:

   /s/  Marietta Goldman            New York, New York             10/23/00
 --------------------------       -----------------------         ---------

         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

     28- [Repeat as necessary.]
                                -------------------------------------

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                                                                             2

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                                -----------

Form 13F Information Table Entry Total:            34
                                                -----------

Form 13F Information Table Value Total:         $59,054
                                                -----------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.           Form 13F File Number    Name

                        28-
         ---------          ----------------    ------------------------------

         [Repeat as necessary.]

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                                                                             3

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

                                        Form 13F INFORMATION TABLE

           COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
                                         TITLE                 VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER               OF CLASS     CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------------------  ----------- ---------- -------- ---------------- ----------- --------- -------------------
AUTONATION INC                            COM      05329W102      450       75,000           x                 x
AUTOZONE INC                              COM      053332102    1,202       53,000           x                 x
BROOKSTONE INC                            COM      114537103      350       25,000           x                 x
                                       DEPOSITRY
CEDAR FAIR LP                             UNIT     150185106      406       22,000           x                 x
CHOICE HOTELS INTL INC                    COM      169905106      440       40,000           x                 x
CLAYTON HOMES INC                         COM      184190106      700       70,000           x                 x
ETHAN ALLEN INTERIORS                     COM      297602104      595       21,000           x                 x
FINISH LINE INC                           CLA      317923100       95       13,000           x                 x
FORTUNE BRANDS INC                        COM      349631101      345       13,000           x                 x
FOOTSTAR INC                              COM      344912100      368       11,400           x                 x
GENERAL CABLE CORP DEL NEW                COM      369300108      212       28,000           x                 x
                                        COM PAR
GEORGIA GULF CORP                        $0.01     373200203      515       45,000           x                 x
HEARTLAND EXPRESS INC                     COM      422347104      469       27,000           x                 x
IHOP CORP                                 COM      449623107      325       17,000           x                 x
INDUSTRIE NATUZZI SPA                     ADR      456478106      708       59,000           x                 x
JONES APPAREL GROUP INC                   COM      480074103      133        5,000           x                 x
K-SWISS INC                               CLA      482686102    1,091       48,500           x                 x
LINCARE HLDGS INC                         COM      532791100      143        5,000           x                 x
MBIA INC                                  COM      55262C100      569        8,000           x                 x
MCGRATH                                   COM      580589109      285       15,000           x                 x
MERCURY GENL CORP NEW                     COM      589400100    1,048       37,000           x                 x
MIDAS GROUP INC                           COM      595626102      861       61,500           x                 x
MORTONS RESTAURANT GROUP INC              COM      619429103    4,038      199,400           x                 x
NEWHALL LAND & FARMING CO              DEPOSITRY
CAL                                       REC      651426108      350       14,900           x                 x
PACCAR INC                                COM      693718108      259        7,000           x                 x
PAYLESS SHOESOURCE INC                    COM      704379106    1,929       34,440           x                 x
PRIME HOSPITALITY CORP                    COM      741917108      203       20,000           x                 x
ROSS STORES INC                           COM      778296103      288       20,000           x                 x
RPM INC OHIO                              COM      749685103      544       60,000           x                 x
TJX COS INC NEW                           COM      872540109      180        8,000           x                 x
TRICON GLOBAL RESTAURANTS                 COM      895953107      153        5,000           x                 x
WADDELL & REED FINL INC                   CLB      930059209   16,426      566,400           x                 x

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


           COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
XTRA CORP                                 COM      984138107      311        7,000           x                 x
                                          COM                  23,063    1,000,000           x                 x
                                                              -----------------------
                                                               59,054    2,641,540


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